Financial instruments - Sensitivity Analysis (Details) - Currency risk $ in Thousands	12 Months Ended
Jun. 30, 2024 USD ($)
US Dollars | 10% Strengthened
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	$ 45,350
Strengthened / weakened, effect on equity	45,350
US Dollars | 10% Weakened
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(55,427)
Strengthened / weakened, effect on equity	(55,427)
Canadian Dollars | 10% Strengthened
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	18,115
Strengthened / weakened, effect on equity	18,115
Canadian Dollars | 10% Weakened
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(18,251)
Strengthened / weakened, effect on equity	(18,251)
Australia, Dollars | 10% Strengthened
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(62,606)
Strengthened / weakened, effect on equity	(62,606)
Australia, Dollars | 10% Weakened
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	76,179
Strengthened / weakened, effect on equity	$ 76,179